FAIR VALUE MEASUREMENTS (Schedule of Market observable data of similar instruments) (Details) - Recurring [Member] $ in Thousands	Dec. 31, 2018 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	$ 4,307
Foreign currency derivative instruments	(15)
Total financial assets (Liabilities)	4,292
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	4,307
Foreign currency derivative instruments
Total financial assets (Liabilities)	4,307
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds
Foreign currency derivative instruments	(15)
Total financial assets (Liabilities)	$ (15)